Financial instruments - Schedule of financial instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Financial assets -
Trade receivables	$ 778,054	$ 757,806	$ 266,938
Trade account receivables from related parties	24
Derivative financial instruments	28,193
Other receivables	778,078		5,867
Total		757,806	272,805
Financial liabilities -
Debt		629,877	677,713
Accounts payable	1,984,932	2,078,628	529,348
Lease liability	17,880	24,378	24,584
Long-term debt	1,510,385	629,877	677,713
Total	3,513,197	2,732,883	1,231,645
Fair value through profit or loss [member]
Financial assets -
Derivative financial instruments	28,193
Other receivables	28,193
Financial liabilities -
Derivative financial instruments		320,294	32,309
Total		320,294	32,309
Fair value hierarchy level [member]
Financial assets -
Derivative financial instruments	$ 2
Financial liabilities -
Derivative financial instruments		$ 2	$ 2